CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 5,659	$ 36,069	$ 2,775
Short-term bank deposits	21,345		18,147
Trade receivables	779	369	612
Inventories	1,871	1,886	1,124
Other receivables	4,445	3,196	2,477
CURRENT ASSETS, TOTAL	34,099	41,520	25,135
LONG-TERM ASSETS:
Long term deposits	65	56	75
Property, plant and equipment, net	2,051	1,924	1,425
Intangible assets, net	528	635	685
LONG-TERM ASSETS, TOTAL	2,644	2,615	2,185
ASSETS, TOTAL	36,743	44,135	27,320
CURRENT LIABILITIES:
Trade payables and accrued expenses	3,327	3,251	2,121
Other payables	2,339	2,182	2,115
CURRENT LIABILITIES, TOTAL	5,666	5,433	4,236
LONG-TERM LIABILITIES:
Deferred revenues	1,178	988	966
Liabilities in respect of IIA grants	7,793	7,380	7,153
Contingent consideration for purchase of shares	14,737	14,381	15,082
Liability in respect of discontinued operation	6,003	6,003
Severance pay liability, net	336	330	239
LONG TERM LIABILITIES, TOTAL	30,047	29,082	23,440
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.01 par value: Authorized: 37,244,508 shares as of June 30, 2018, and 32,244,508 shares as of December 31, 2017 and June 30, 2017; Issued and Outstanding: 27,178,839 as of June 30, 2018 and 27,047,737 as of December 31, 2017 and 21,954,078 as of June 30, 2017	75	75	60
Share premium	139,359	138,992	115,646
Foreign currency translation adjustments	(30)	(38)	(26)
Accumulated deficit	(138,374)	(129,409)	(116,036)
SHAREHOLDERS' EQUITY, TOTAL	1,030	9,620	(356)
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL	$ 36,743	$ 44,135	$ 27,320